Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets
Other Assets

Note 9 – Other Assets

Other assets comprised the following:

	At December 31,	At December 31,
	2022	2021
Deposits related to Canada Revenue Agency ("CRA") audits	$40.9	$15.6
Energy well equipment, net	5.6	5.4
Right-of-use assets, net	0.9	1.5
Debt issue costs	1.5	1.2
Furniture and fixtures, net	0.2	0.2
	$49.1	$23.9

Deposits related to CRA audits represent security paid in cash by the Company in connection with an audit by the CRA of its 2016-2017 taxation years, as referenced in Note 24.